Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Customer lists acquired	$ 784	$ 784	$ 771
Patents and licenses	211	193	654
Total		977	1,425
Less accumulated amortization	(652)	(531)	(811)
Total intangible assets, net	$ 343	$ 446	$ 614